Income Taxes	12 Months Ended
Dec. 31, 2021
Disclosure Of Income Tax [Abstract]
Income Taxes

17.	INCOME TAXES
Rate Reconciliation

The provision for income tax differs from the amount that would have resulted by applying the combined Canadian statutory income tax rates of approximately 26.5% (2020 - 26.5%):

	December 31, 2021	December 31, 2020

Income (loss) before income taxes	$296,887	$(263,429)

	26.5%	26.5%

Tax expense calculated using statutory rates	78,676	(69,809)

Expenses not deductible (earnings not taxable)	926	(1,185)

Change in tax benefits not recognized	(79,602)	70,994

Deferred mining taxes	20,720	-

Deferred income tax expenses	$20,720	$-

Components of deferred tax assets and liabilities

	December 31, 2021	December 31, 2020

Deferred tax liabilities

Inventory	$(183)	$ (449)

Property, plant & equipment	(82,773)	(30)

Derivative assets and debt	(874)	(519)

Total deferred tax liabilities	(83,830)	(998)

Deferred tax asset-tax losses	63,110	998

Net deferred taxes	$ (20,720)	$ -

Unrecognized deferred tax assets
Deductible temporary differences for which deferred tax assets have not been recognized are attributable to the following:

	December 31, 2021	December 31, 2020

Property, plant and equipment	$-	$104,795

Decommissioning and restoration liability	94,839	71,923

Income tax benefit of deferred mining taxes	20,720	-

Capital losses	942	426

Non-capital losses, expiring 2034 to 2041	132,659	351,218

Share issuance cost	50	178

	$249,210	$528,540

The Company also has unrecognized deductible temporary differences of $90.4 million

(2020 -

$277.8 million) related to the Northwest Territories Mining Royalty.